Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
DERIVATIVES

7. DERIVATIVES

Derivatives are used by the Company to manage its exposure to identified risks, such as interest rate and foreign currency exchange fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on loans associated with aircraft with fixed rate rentals. The swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on the one-month LIBOR on the notional amounts over the life of the contracts. The notional amounts decrease over time. As of December 31, 2012 and 2011, the Company had interest rate swap contracts with notional amounts aggregating $933.3 million and $1,187.6 million, respectively. Six of the interest rate swap contracts were assumed in connection with the acquisition of the GAAM Portfolio. Sixteen of the interest rate swap contracts were entered into in connection with the extension of the Nord LB Facility. The unrealized fair market value loss on the interest rate swap contracts, reflected as derivative liabilities, was $47.5 million and $94.2 million as of December 31, 2012 and 2011, respectively.

To mitigate its exposure to foreign currency exchange fluctuations, the Company enters into cross currency coupon swap contracts in conjunction with leases in which a portion or all of the lease rentals are denominated in currency other than U.S. dollars (“USD”). Pursuant to such cross currency swaps, the Company receives USD based on a fixed conversion rate through the maturity date of the respective swap contract. Seven cross currency swap contracts were assumed in connection with the acquisition of the GAAM Portfolio, of which three have been terminated. As of December 31, 2012 and 2011, the unrealized fair market value gain on the Euro cross currency swap contracts, reflected as a derivative asset, was $0.3 million and $4.0 million, respectively. The unrealized fair market value loss on the Australian dollar (“AUD”) cross currency swap contracts, reflected as derivative liabilities, was $1.4 million and $4.3 million as of December 31, 2012 and 2011, respectively.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves, credit spreads and measures of volatility.

Designated Derivatives

The Company’s interest rate derivatives have been designated as cash flow hedges. The effective portion of changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. For the year ended December 31, 2012, the Company recorded a net unrealized gain of $9.1 million, after the applicable net tax expense of $1.4 million. For the year ended December 31, 2011, the Company recorded a net unrealized loss of $5.0 million, after the applicable net tax benefit of $0.5 million. For the year ended December 31, 2010, the Company recorded a net unrealized loss of $12.9 million, after the applicable net tax benefit of $1.8 million.

As of December 31, 2012, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Deferred Tax Benefit	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contacts	27	1/14/2015 - 11/14/2018	0.90% - 4.93%	$993,278	$(49,491)	$3,096	$(46,395)	$4,889	$(35,199)	$(377)
Accrued interest				—	(1,140)	—	(1,140)	—	—	—

Total – designated derivative liabilities	27			$993,278	$(50,631)	$3,096	$(47,535)	$4,889	$(35,199)	$(377)

Undesignated Derivatives

Cross currency swap contracts assumed in connection with the acquisition of the GAAM Portfolio have historically qualified for hedge accounting treatment. However, due to foreign currency exchange rates of the underlying contracts being different from market rates at the acquisition date, these contracts no longer qualified for hedge accounting treatment and were de-designated. Changes in the fair value of these derivatives are recorded directly into income.

As of December 31, 2012, the Company had the following undesignated derivative liability (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Contracted Fixed Conversion Rate to U.S. Dollar	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Gain Recognized into Earnings
Cross currency swap contracts	1	01/23/2014	—	$1AUD to 0.7803	$370	$(1,467)	$35	$(1,432)	$841

Total – non-designated derivative liabilities	1				$370	$(1,467)	$35	$(1,432)	$841

As of December 31, 2012, the Company had the following undesignated derivative assets (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Contracted Fixed Conversion Rate to U.S. Dollar		Swap Contract Notional Amount	Fair Market Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Asset	Loss Recognized into Earnings
Cross currency swap contracts	3	4/8/2013	$ $	1EURO to 1.4299 - 1.4769	$1,005	$319	$—	$319	$(756)

Total – non-designated derivative assets	3				$1,005	$319	$—	$319	$(756)

Terminated Derivatives

In 2010 and 2011, the Company terminated two interest rate swap contracts and received settlement proceeds totaling $2.1 million which are being amortized as a reduction to interest expense over the original term of the contracts. The amounts from the terminated interest rate swap contracts that will be amortized into interest expense for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2013	$310
2014	287
2015	262
2016	236
2017	208
Thereafter	185

Total future amortization of terminated interest rate swap contract	$1,488

During 2008, the Company terminated a cross currency swap contract and received settlement proceeds totaling $2.1 million which is being amortized into operating lease revenue through April 15, 2016, the original contract maturity date. In connection with the sale of the aircraft and associated lease rentals, the remaining amount of $1.1 million was fully amortized in 2011.

During the year ended December 31, 2012, the Company terminated four cross currency swap contracts and received net settlement proceeds of $1.3 million. The gain associated with the terminated contracts totaled $0.7 million.

In connection with the repayment of the B&B Air Acquisition Facility, the Company terminated eleven swaps associated with the facility and made payments totaling $36.3 million in the third quarter of 2012. The loss recognized into earnings associated with the terminated contracts totaled $32.3 million.